Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes [Abstract]
Schedule of components of provision for income taxes
	December 31, 2022	December 31, 2021	December 31, 2020
Current	$536	$3	$-
Income tax expenses	$536	$3	$-

Schedule of reconciles china statutory rates
	Year ended December 31,	Year ended December 31,
	2022	2021
China statutory income tax rate	25%	25%
Preferential tax rate reduction	(26)%	(26)%
Permanent difference	1%	1%
Effective tax rate	-%	-%

Schedule of tax payable
	December 31, 2022	December 31, 2021
VAT taxes (recoverable)/payable	$(2,436)	$(6,020)
Corporate income tax (recoverable)/payable	(98)	(166)
Other taxes payable	85	87
Total	$(2,449)	$(6,099)